INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Sources of income before taxes
Domestic									$ 291,290	$ 300,032	$ 248,461
Foreign									95,078	101,130	81,232
INCOME BEFORE TAXES									386,368	401,162	329,693
Current income tax expense (benefit):
Domestic									(4,159)	77,406	80,255
Foreign									45,632	22,519	22,600
Total current income tax expense									41,473	99,925	102,855
Deferred income tax expense (benefit):
Domestic									108,836	29,497	15,848
Foreign									(23,191)	5,400	(2,591)
Total deferred income tax expense									85,645	34,897	13,257
Total tax provision	$ 29,951	$ 29,762	$ 32,598	$ 34,807	$ 32,077	$ 35,527	$ 37,475	$ 29,743	$ 127,118	$ 134,822	$ 116,112
Reconciliation of statutory and effective income tax rate
Tax provision at statutory rate (as a percent)									35.00%	35.00%	35.00%
State taxes (as a percent)									3.20%	4.50%	5.00%
Foreign taxes (as a percent)									(5.00%)	(5.00%)	(4.70%)
Tax contingencies (as a percent)									(0.10%)	0.10%	(0.30%)
Tax credits and incentives (as a percent)									(0.10%)	(0.20%)	(0.30%)
Tax rate and legislative changes (as a percent)											0.70%
Other (as a percent)									(0.10%)	(0.80%)	(0.20%)
Total tax provision effective rate (as a percent)									32.90%	33.60%	35.20%